Long-Term Debt - Disclosed in the Condensed Consolidated Balance Sheets (Unaudited for June 30, 2015) (Table) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Long-Term Debt [Abstract]
Loan and credit Facilities	$ 194,702,076	$ 205,778,738
Senior unsecured notes due 2021	25,000,000	25,000,000
Total long-term debt	219,702,076	230,778,738
Less: related deferred financing costs	4,086,601	4,360,951
Total long-term debt, net of deferred financing costs	215,615,475	226,417,787
Less: long-term debt associated with assets held for sale	58,828,800	0
Less: current portion of long-term debt, net of deferred financing costs, current	156,786,675	19,991,791
Long-term debt, net of current portion and deferred financing costs, non-current	$ 0	$ 206,425,996